Note 14 - Leases (Details Textual) - USD ($)	Nov. 05, 2024	Oct. 31, 2023
Madrid, Spain Lease [Member]
Lessee, Operating Lease, Term of Contract (Year)		35 years
Operating Lease, Annual Cost		$ 32,000
United States Office Lease [Member]
Accrued Rent, Current	$ 126,000